UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         11/13/01
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        79
                                               -------------

Form 13F Information Table Value Total:        $3,001,986
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------

ACLARA BIOSCIENCES INC          COM           00461P106    6,069  1,079,900  SH        SOLE             1,079,900
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTAFF INC                 COM           007094105   33,683  1,295,500  SH        SOLE             1,295,500
------------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109   49,715    692,600  SH        SOLE               692,600
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108   94,288  1,659,700  SH        SOLE             1,659,700
------------------------------------------------------------------------------------------------------------------------------------
ALBERTA ENERGY LTD              COM           012873105    4,519    133,100  SH        SOLE               133,100
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                    COM           01642T108   42,354  2,163,100  SH        SOLE             2,163,100
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                     COM           020039103   81,420  1,405,000  SH        SOLE             1,405,000
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  PUT           023135956   12,686  2,125,000  SH  PUT   SOLE             2,125,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE OUTFITTERS       COM           02553E106   21,010  1,055,800  SH        SOLE             1,055,800
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP         COM            03073E105   21,874    308,300  SH        SOLE               308,300
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM CE GEN GRP   038020202   10,908    452,600  SH        SOLE               452,600
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM AP BIO GRP   038020103   14,164    580,500  SH        SOLE               580,500
------------------------------------------------------------------------------------------------------------------------------------
ARGONAUT TECHNOLOGIES INC       COM           040175101    6,126  1,725,600  SH        SOLE             1,725,600
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP      COM           04523Q102    8,103  4,526,600  SH        SOLE             4,526,600
------------------------------------------------------------------------------------------------------------------------------------

AVON PRODS INC                  COM           054303102   73,501  1,589,200  SH        SOLE             1,589,200
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100   53,270  2,092,300  SH        SOLE             2,092,300
------------------------------------------------------------------------------------------------------------------------------------
BIOJECT MED TECH INC            COM NEW       09059T206    7,943    775,661  SH        SOLE               775,661
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106   31,265  3,789,700  SH        SOLE             3,789,700
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109   58,949  1,071,800  SH        SOLE             1,071,800
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP         COM           148867104   63,333  2,261,900  SH        SOLE             2,261,900
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM           125129106   96,601  2,670,000  SH        SOLE             2,670,000
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                 COM           170388102   56,718  1,362,100  SH        SOLE             1,362,100
------------------------------------------------------------------------------------------------------------------------------------
CORIXA CORP                     COM           21887F100   11,836  1,127,300  SH        SOLE             1,127,300
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM           228227104   91,879 10,208,800  SH        SOLE            10,208,800
------------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                    COM           23126R101   14,297    740,800  SH        SOLE               740,800
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                      COM           232560102    2,686    482,140  SH        SOLE               482,140
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP NOV 01 15       CALL          256669902    1,603    137,000  SH  CALL  SOLE               137,000
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                 COM           256669102   41,743  3,567,800  SH        SOLE             3,567,800
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC                 COM           258609304   27,408  4,808,507  SH        SOLE             4,808,507
------------------------------------------------------------------------------------------------------------------------------------
EBENX INC                       COM           278668108      224     62,350  SH        SOLE                62,350
------------------------------------------------------------------------------------------------------------------------------------
EPOCH BIOSCIENCES INC           COM           294273107      851    378,165  SH        SOLE               378,165
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   66,139  1,396,817  SH        SOLE             1,396,817
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   82,174  1,867,600  SH        SOLE             1,867,600
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103   75,330  2,025,000  SH        SOLE             2,025,000
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                     SPONSORED ADR   37244T104      388    388,000  SH        SOLE               388,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM           375558103   70,134  1,248,600  SH        SOLE             1,248,600
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                    COM           401698105   23,909    621,000  SH        SOLE               621,000
------------------------------------------------------------------------------------------------------------------------------------
MILLER HERMAN INC               COM           600544100   19,848  1,019,400  SH        SOLE             1,019,400
------------------------------------------------------------------------------------------------------------------------------------
HOT TOPIC INC                   COM           441339108   21,634    861,900  SH        SOLE               861,900
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                 COM           45245W109    8,483    150,000  SH        SOLE               150,000
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                COM           452907108   13,028  1,088,400  SH        SOLE             1,088,400
------------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES INC         COM           45765U103   40,228  2,845,000  SH        SOLE             2,845,000
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                          COM           461202103   99,427  2,777,300  SH        SOLE             2,777,300
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC      COM           41014S106  210,273  5,263,400  SH        SOLE             5,263,400
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101   73,072  1,484,900  SH        SOLE             1,484,900
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                      COM           500255104   67,776  1,412,000  SH        SOLE             1,412,000
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC          COM           521863100   21,718  1,383,300  SH        SOLE             1,383,300
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                CL A          529771107   98,076  2,193,600  SH        SOLE             2,193,600
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                  COM           532457108   35,145    435,500  SH        SOLE               435,500
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP          COM           535678106   80,639  2,458,517  SH        SOLE             2,458,517
------------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO                    CL A          579489105   27,691    659,300  SH        SOLE               659,300
------------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                   COM           584699102   13,212    370,800  SH        SOLE               370,800
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                 COM           629568106   32,887  1,568,300  SH        SOLE             1,568,300
------------------------------------------------------------------------------------------------------------------------------------
NEORX CORP                    COM PAR $ 0.02  640520300    2,495  1,002,100  SH        SOLE             1,002,100
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM           681904108   25,441  1,165,400  SH        SOLE             1,165,400
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103   13,855    426,300  SH        SOLE               426,300
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106      682     18,500  SH        SOLE                18,500
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                     COM           704326107   65,097  2,065,900  SH        SOLE             2,065,900
------------------------------------------------------------------------------------------------------------------------------------
PLUG POWER INC                  PUT           72919P953      216     22,500  SH  PUT   SOLE                22,500
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104   15,938  1,077,600  SH        SOLE             1,077,600
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC            COM           770323103   28,678  1,433,200  SH        SOLE             1,433,200
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE HLDGS INC           COM           84760T100      131     54,400  SH        SOLE                54,400
------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP                  COM           855244109   36,298  2,429,600  SH        SOLE             2,429,600
------------------------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC               COM           860831106  103,867  5,326,500  SH        SOLE             5,326,500
------------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP          COM           87612M108      537    285,714  SH        SOLE               285,714
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                         COM           879101103   29,939  2,273,300  SH        SOLE             2,273,300
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL INDS LTD    ADR           881624209   21,158    350,000  SH        SOLE               350,000
------------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL                     COM           364760108   31,070  2,600,000  SH        SOLE             2,600,000
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW                COM           886547108   41,152  1,900,800  SH        SOLE             1,900,800
------------------------------------------------------------------------------------------------------------------------------------
TRIZEC HAHN CORP                SUB VTG       896938107   37,101  2,060,000  SH        SOLE             2,060,000
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                      CL A          925524100   35,750  1,022,900  SH        SOLE             1,022,900
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                 SH BEN INT    929042109   34,511    869,300  SH        SOLE               869,300
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                     COM           931422109   65,717  1,908,700  SH        SOLE             1,908,700
------------------------------------------------------------------------------------------------------------------------------------
WESTWOOD ONE INC                COM           961815107      223     10,000  SH        SOLE                10,000
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   64,402    193,400  SH        SOLE               193,400
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   44,587  1,872,600  SH        SOLE             1,872,600
------------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO                COM           982526105   40,712    793,600  SH        SOLE               793,600
------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD                        ORD           G9825R107   18,417  2,184,700  SH        SOLE             2,184,700
------------------------------------------------------------------------------------------------------------------------------------
ZALE CORP NEW                   COM           988858106   21,775    822,300  SH        SOLE               822,300
------------------------------------------------------------------------------------------------------------------------------------
